Gain on time charter agreement termination	6 Months Ended
Jun. 30, 2013
Gain On Time Charter Agreement Termination [Abstract]
Gain On Time Charter Agreement Termination
7.      Gain on time charter agreement termination:
For the six month period ended June 30, 2012

The vessel Star Sigma, was time chartered to Pacific Bulk Shipping Ltd. at a gross daily charter rate of $38 per day for the period from March 1, 2009 until October 29, 2013, and was redelivered earlier to the Company on December 31, 2011. On January 4, 2012, the Company signed an agreement with the charterer in order to receive an amount of $5,734 in cash, as compensation for the early redelivery of the respective vessel. The total amount was received in January 2012. In addition to the cash payment, Pacific Bulk supplied the Company with 1,027 metric tons of fuel, valued at $720. Total amount of $6,454 is included under "Gain on time charter agreement termination" in the accompanying unaudited interim condensed consolidated statement of operations for the period ended June 30, 2012.

No gain on time charter agreement termination was recorded in the six month period ended June 30, 2013.